DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Disclosure of direct operating costs
The following table lists direct operating costs for the three and six months ended June 30, 2020, and June 30, 2019 by nature:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Cost of sales	$5,187	$8,720	$12,920	$16,036
Compensation	1,089	1,036	2,247	1,892
Property taxes, sales taxes and other	9	20	19	41
Total	$6,285	$9,776	$15,186	$17,969